Stockholders' Equity / (Deficit) (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 24, 2019	Feb. 28, 2019	Feb. 02, 2018	Mar. 31, 2019	Nov. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2020	Mar. 20, 2020	Jan. 09, 2019
Common stock, shares authorized						400,000,000		400,000,000	400,000,000			400,000,000
Conversion of shares converted		15,000,000
Warrants exercise price per share						$ 5.00		$ 0.75	$ 0.75	$ 7.74
Proceeds from issuance of common stock						$ 2,297	$ 1,778	$ 3,589	$ 3,130
Common stock issued for lease settlement							130	130
Number of shares issued for acquisition									211,500
Number of shares issued during period, new issues						$ 2,297	$ 1,778	2,526	3,185
Shares issued during period for services, value								$ 302	3,752
Term of granted options						8 years 1 month 6 days
Number of shares issued for conversion
Issuance of common stock for purchase of asset									658
2014 Equity Incentive Stock Plan [Member]
Options granted						166,667		166,667
Term of granted options						10 years		10 years
Fair value of stock options granted									$ 470
Cancellation of Consulting Agreement [Member]
Shares issued during period for services, value								$ 13
Shares issued during period for services, shares								2,000
Sale of stock price per share								$ 6.59
fuboTV Inc. [Member]
Common stock, shares authorized						22,612,225		22,612,225	18,000,000
Term of granted options								8 years 6 months 21 days	3 years 9 months
Namegames, LLC [Member]
Issuance of common stock for purchase of asset					$ 658
Issuance of common stock for purchase of asset, shares					23,360
Facebank AG and Nexway Acquisition [Member]
Shares issued price per share								$ 3.30
Number of shares issued for acquisition								$ 8,200
Number of shares issued for acquisitions, shares								2,500,000
Lease Settlement [Member]
Shares issued price per share								$ 6.90
Common stock issued for lease settlement, shares								18,935
Common stock issued for lease settlement								$ 100
Investors [Member]
Warrants issued to purchase stock				200,000			200,000
Warrants exercise price per share				$ 11.31			$ 11.31
Private Placement [Member]
Proceeds from private placement				$ 1,100
Number of common shares issued				93,910
Shares issued price per share				$ 11.28			$ 11.28
Private Placement [Member] | Investors [Member]
Number of common shares issued						795,593
Number of shares issued during period, new issues						$ 2,300
Private Placement [Member] | Several Other Investors [Member]
Proceeds from private placement								$ 2,500
Number of common shares issued								1,028,497
Common Stock [Member]
Conversion of shares converted		15,000,000
Number of common shares issued						795,593	378,098	1,028,497	623,578
Common stock issued for lease settlement, shares							18,935	18,935
Common stock issued for lease settlement
Number of shares issued for acquisition
Number of shares issued for acquisitions, shares
Number of shares issued during period, new issues
Shares issued during period for services, value						$ 1,600
Shares issued during period for services, shares						200,000		35,009	407,943
Options granted						1,040,000
Number of shares issued for conversion
Number of shares issued for conversion, shares									66,667
Issuance of common stock for purchase of asset
Issuance of common stock for purchase of asset, shares									23,360
Common Stock [Member] | Share Issuance for Services [Member]
Shares issued price per share								$ 6.72
Shares issued during period for services, value								$ 100
Shares issued during period for services, shares								15,009
Common Stock [Member] | Share Issuance for Services [Member] | Consulting Agreement [Member]
Shares issued price per share								$ 10.00
Shares issued during period for services, value								$ 200
Shares issued during period for services, shares								20,000
Common Stock [Member] | To Satisfy Investment Obligation [Member] | Investment Agreement [Member]
Number of common shares issued	175,000
Shares issued price per share	$ 10.96
Proceeds from issuance of common stock	$ 1,000
Number of shares issued during period, new issues	$ 1,900
Loss on investment								$ 900
Common Stock [Member] | Conversion of Note Payable [Member]
Shares issued price per share								$ 3.00
Number of shares issued for conversion								$ 50	$ 18
Number of shares issued for conversion, shares								16,666	4,334
Common Stock [Member] | Cashless Issuance of Warrants [Member]
Number of common shares issued									15,606
Number of shares issued for conversion, shares									15,606
Loss on exercise of warrants								$ 94	$ 94
Number of shares canceled during period, shares								10,492
Number of warrants, outstanding									$ 3,008
Common Stock [Member] | Cashless Issuance of Warrants, Intended to Issue [Member]
Number of common shares issued								5,114
Common Stock [Member] | Exchange of Series A Preferred Stock [Member]
Number of common shares issued									3,633,333
Common Stock [Member] | Contractual Conversion of Stock [Member]
Number of common shares issued									66,667
Common Stock [Member] | Contractual Conversion of Stock [Member]
Number of common shares issued									94,966
Common Stock [Member] | fuboTV Inc. [Member]
Number of common shares issued									623,578
Proceeds from issuance of common stock									$ 3,200
Number of shares issued for acquisition
Number of shares issued for acquisitions, shares
Number of shares issued during period, new issues
Shares issued during period for services, value
Shares issued during period for services, shares									407,943
Number of shares issued for conversion
Number of shares issued for conversion, shares									66,667
Common Stock [Member] | Pulse Evolution Corporation [Member]
Number of shares issued during period, new issues						$ 1,552,070		$ 2,503,333
Common stock issued in exchange for subsidiary shares						3,727,080		40,991,276
Reduction of noncontrolling interest						$ 1,100		$ 4,000
Common Stock [Member] | Auctus Fund [Member] | Securities Purchase Agreements [Member]
Number of common shares issued									6,667
Number of shares issued during period, new issues									$ 118
Common Stock [Member] | Non-Employee Service Providers [Member] | Stock Issuances for Employee Services [Member]
Shares issued during period for services, value									$ 3,300
Shares issued during period for services, shares									407,943
Common Stock [Member] | Alex Bafer [Member]
Options granted			16,667
Term of granted options			10 years
Stock option, exercise price			$ 28.20
Fair value of stock options granted			$ 470
Series A Preferred Stock [Member]
Preferred stock, shares issued								0	0
Preferred stock, shares outstanding								0	0
Preferred stock, par value								$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock voting rights								Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.
Series A Preferred Stock [Member] | Common Stock [Member] | Exchange of Series A Preferred Stock [Member]
Number of common shares issued									5,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued								0	0
Preferred stock, shares outstanding								0	0
Preferred stock, par value								$ 0.0001	$ 0.0001
Preferred stock voting rights								Series B Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series B Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series B Convertible Preferred share is convertible into 2 shares of common stock. Series B Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.
Series B Convertible Preferred Stock [Member] | Common Stock [Member] | Contractual Conversion of Stock [Member]
Number of shares issued for conversion, shares									1,000,000
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued								0	0
Preferred stock, shares outstanding								0	0
Preferred stock, par value								$ 0.0001	$ 0.0001
Preferred stock voting rights								Series C Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series C Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series C Convertible Preferred share is convertible into 2 shares of common stock. Series C Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.
Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Number of shares issued for conversion, shares									1,424,491
Series X Convertible Preferred Stock [Member]
Preferred stock, shares issued								0	1,000,000
Preferred stock, shares outstanding								0	1,000,000
Preferred stock, par value								$ 0.0001	$ 0.0001
Preferred stock voting rights								Series X Convertible Preferred shares have the rights to receive dividends or any distributions on a "as-converted basis" and also each Series X Convertible Preferred stockholder held the right to 1 vote relative to each stockholder of common stock, on a "as-converted basis"
Conversion of shares converted		1,000,000						15
Number of shares issued for acquisitions, shares									15,000,000
Series X Convertible Preferred Stock [Member] | Stockholders [Member]
Number of shares issued for acquisitions, shares									1,000,000